Revenue from Contract with Customers (Details) - Schedule of revenue from contract with customers - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Types of services:
Subscription revenues		$ 1,123,401
Placement fees		181,554
Carriage fees		62,909
Advertisement income		89,255
Fibre lease charges		70,715
Telemedicine service charges	50,630	341,433
Others		31,720
Total Revenue from customers	50,630	1,900,987
Timing of revenue recognition
Product transferred at point in time
Services transferred over time	50,630	1,900,987
Total	$ 50,630	$ 1,900,987